Property and equipment, net (Details) - EWC Ventures and its Subsidiaries [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 12,594	$ 10,663
Less: accumulated depreciation and amortization	(7,645)	(6,377)
Property and equipment, net	4,949	4,286
Construction-in-process		125
Software implementation-in-process	90	45
Total property and equipment, net	5,039	4,456
Depreciation and amortization expense related to property and equipment	1,649	2,198
Impairment charge related to the abandonment of an internally developed point- of-sale software system		18,183
Computer and other equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	487	184
Computer software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	8,700	6,653
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	974	1,124
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,433	$ 2,702